Fair value measurements - Schedule of movements in Level 3 financial instruments (Detail) - Recurring - Level 3 [Member] - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Assets [Abstract]
Beginning balance, Assets		¥ 447	¥ 338
Total gains (losses) recognized in net revenue, Assets	[1]	22	(2)
Total gains (losses) recognized in other comprehensive income, Assets		0	0
Purchases/ issues, Assets	[2]	486	400
Sales/ redemptions, Assets	[2]	(492)	(304)
Settlements, Assets		13	(37)
Foreign exchange movements, Assets		(20)	5
Transfers into Level 3, Assets	[3]	99	125
Transfers out of Level 3, Assets	[3]	(76)	(78)
Ending balance, Assets		479	447
Liabilities [Abstract]
Beginning balance, Liabilities		486	357
Total gains (losses) recognized in net revenue, Liabilities	[1]	14	9
Total gains (losses) recognized in other comprehensive income, Liabilities		4	(4)
Purchases/ issues, Liabilities	[2]	354	289
Sales/ redemptions, Liabilities	[2]	(261)	(159)
Settlements, Liabilities			(2)
Foreign exchange movements, Liabilities		(2)	(3)
Transfers into Level 3, Liabilities	[3]	58	143
Transfers out of Level 3, Liabilities	[3]	(167)	(134)
Ending balance, Liabilities		450	486
Trading assets and private equity investments [Member]
Assets [Abstract]
Beginning balance, Assets		228	241
Total gains (losses) recognized in net revenue, Assets	[1]	9	(13)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	449	245
Sales/ redemptions, Assets	[2]	(442)	(284)
Settlements, Assets
Foreign exchange movements, Assets		(9)	(6)
Transfers into Level 3, Assets	[3]	62	92
Transfers out of Level 3, Assets	[3]	(37)	(47)
Ending balance, Assets		260	228
Trading assets and private equity investments [Member] | Equities [Member]
Assets [Abstract]
Beginning balance, Assets		34	34
Total gains (losses) recognized in net revenue, Assets	[1]	1	(2)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	22	11
Sales/ redemptions, Assets	[2]	(36)	(10)
Settlements, Assets
Foreign exchange movements, Assets		(1)	(1)
Transfers into Level 3, Assets	[3]	8	9
Transfers out of Level 3, Assets	[3]	(7)	(7)
Ending balance, Assets		21	34
Trading assets and private equity investments [Member] | Private equity investments [Member]
Assets [Abstract]
Beginning balance, Assets		13	20
Total gains (losses) recognized in net revenue, Assets	[1]	1	1
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	1	0
Sales/ redemptions, Assets	[2]	(9)	(5)
Settlements, Assets
Foreign exchange movements, Assets		1	(2)
Transfers into Level 3, Assets	[3]	0
Transfers out of Level 3, Assets	[3]	(4)	(1)
Ending balance, Assets		3	13
Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		1
Total gains (losses) recognized in net revenue, Assets	[1]	0	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]		1
Sales/ redemptions, Assets	[2]	0	0
Settlements, Assets
Foreign exchange movements, Assets
Transfers into Level 3, Assets	[3]		0
Transfers out of Level 3, Assets	[3]
Ending balance, Assets		1	1
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		3	4
Total gains (losses) recognized in net revenue, Assets	[1]	1	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	79	5
Sales/ redemptions, Assets	[2]	(84)	(7)
Settlements, Assets
Foreign exchange movements, Assets		0	0
Transfers into Level 3, Assets	[3]	8	5
Transfers out of Level 3, Assets	[3]	(1)	(4)
Ending balance, Assets		6	3
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets [Abstract]
Beginning balance, Assets		108	107
Total gains (losses) recognized in net revenue, Assets	[1]	13	2
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	152	97
Sales/ redemptions, Assets	[2]	(144)	(131)
Settlements, Assets
Foreign exchange movements, Assets		(6)	(2)
Transfers into Level 3, Assets	[3]	33	62
Transfers out of Level 3, Assets	[3]	(17)	(27)
Ending balance, Assets		139	108
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		1	17
Total gains (losses) recognized in net revenue, Assets	[1]	0	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	5
Sales/ redemptions, Assets	[2]	(2)	(16)
Settlements, Assets
Foreign exchange movements, Assets		0	0
Transfers into Level 3, Assets	[3]		0
Transfers out of Level 3, Assets	[3]	(2)	0
Ending balance, Assets		2	1
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		0	9
Total gains (losses) recognized in net revenue, Assets	[1]	0	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	1	14
Sales/ redemptions, Assets	[2]	(1)	(20)
Settlements, Assets
Foreign exchange movements, Assets		0	(2)
Transfers into Level 3, Assets	[3]		0
Transfers out of Level 3, Assets	[3]		(1)
Ending balance, Assets		0	0
Trading assets and private equity investments [Member] | Real estate-backed securities [Member]
Assets [Abstract]
Beginning balance, Assets		41	38
Total gains (losses) recognized in net revenue, Assets	[1]	1	(4)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	101	41
Sales/ redemptions, Assets	[2]	(78)	(34)
Settlements, Assets
Foreign exchange movements, Assets		(2)	0
Transfers into Level 3, Assets	[3]
Transfers out of Level 3, Assets	[3]
Ending balance, Assets		63	41
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets [Abstract]
Beginning balance, Assets		27	10
Total gains (losses) recognized in net revenue, Assets	[1]	(8)	(11)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	46	76
Sales/ redemptions, Assets	[2]	(45)	(58)
Settlements, Assets
Foreign exchange movements, Assets		(1)	1
Transfers into Level 3, Assets	[3]	11	16
Transfers out of Level 3, Assets	[3]	(6)	(7)
Ending balance, Assets		24	27
Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Assets [Abstract]
Beginning balance, Assets		0	2
Total gains (losses) recognized in net revenue, Assets	[1]	0	1
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	42	0
Sales/ redemptions, Assets	[2]	(43)	(3)
Settlements, Assets
Foreign exchange movements, Assets		0	0
Transfers into Level 3, Assets	[3]	2	0
Transfers out of Level 3, Assets	[3]	0	0
Ending balance, Assets		1	0
Equity contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[4]	(6)	6
Total gains (losses) recognized in net revenue, Assets	[1],[4]	2	(16)
Total gains (losses) recognized in other comprehensive income, Assets	[4]
Purchases/ issues, Assets	[2],[4]
Sales/ redemptions, Assets	[2],[4]
Settlements, Assets	[4]	(2)	(7)
Foreign exchange movements, Assets	[4]	0	0
Transfers into Level 3, Assets	[3],[4]	5	22
Transfers out of Level 3, Assets	[3],[4]	0	(11)
Ending balance, Assets	[4]	(1)	(6)
Interest rate contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[4]	(22)	17
Total gains (losses) recognized in net revenue, Assets	[1],[4]	14	24
Total gains (losses) recognized in other comprehensive income, Assets	[4]
Purchases/ issues, Assets	[2],[4]
Sales/ redemptions, Assets	[2],[4]
Settlements, Assets	[4]	(7)	(39)
Foreign exchange movements, Assets	[4]	1	0
Transfers into Level 3, Assets	[3],[4]	(5)	(15)
Transfers out of Level 3, Assets	[3],[4]	(34)	(9)
Ending balance, Assets	[4]	(53)	(22)
Credit contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[4]	(10)	0
Total gains (losses) recognized in net revenue, Assets	[1],[4]	(1)	0
Total gains (losses) recognized in other comprehensive income, Assets	[4]
Purchases/ issues, Assets	[2],[4]
Sales/ redemptions, Assets	[2],[4]
Settlements, Assets	[4]	16	(5)
Foreign exchange movements, Assets	[4]	1	(1)
Transfers into Level 3, Assets	[3],[4]	(4)	(4)
Transfers out of Level 3, Assets	[3],[4]	0	0
Ending balance, Assets	[4]	2	(10)
Foreign exchange contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[4]	23	(9)
Total gains (losses) recognized in net revenue, Assets	[1],[4]	(3)	9
Total gains (losses) recognized in other comprehensive income, Assets	[4]
Purchases/ issues, Assets	[2],[4]
Sales/ redemptions, Assets	[2],[4]
Settlements, Assets	[4]	6	14
Foreign exchange movements, Assets	[4]	(2)	1
Transfers into Level 3, Assets	[3],[4]	2	4
Transfers out of Level 3, Assets	[3],[4]	1	4
Ending balance, Assets	[4]	27	23
Commodity contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[4]
Total gains (losses) recognized in net revenue, Assets	[1],[4]		0
Total gains (losses) recognized in other comprehensive income, Assets	[4]
Purchases/ issues, Assets	[2],[4]
Sales/ redemptions, Assets	[2],[4]
Settlements, Assets	[4]		0
Foreign exchange movements, Assets	[4]		0
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[3],[4]
Derivatives, net [Member]
Assets [Abstract]
Beginning balance, Assets	[4]	(15)	14
Total gains (losses) recognized in net revenue, Assets	[1],[4]	12	17
Total gains (losses) recognized in other comprehensive income, Assets	[4]
Purchases/ issues, Assets	[2],[4]
Sales/ redemptions, Assets	[2],[4]
Settlements, Assets	[4]	13	(37)
Foreign exchange movements, Assets	[4]	0	0
Transfers into Level 3, Assets	[3],[4]	(2)	7
Transfers out of Level 3, Assets	[3],[4]	(33)	(16)
Ending balance, Assets	[4]	(25)	(15)
Subtotal [Member]
Assets [Abstract]
Beginning balance, Assets		213	255
Total gains (losses) recognized in net revenue, Assets	[1]	21	4
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	449	245
Sales/ redemptions, Assets	[2]	(442)	(284)
Settlements, Assets		13	(37)
Foreign exchange movements, Assets		(9)	(6)
Transfers into Level 3, Assets	[3]	60	99
Transfers out of Level 3, Assets	[3]	(70)	(63)
Ending balance, Assets		235	213
Loans and receivables [Member]
Assets [Abstract]
Beginning balance, Assets		66	26
Total gains (losses) recognized in net revenue, Assets	[1]	(14)	(1)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	33	47
Sales/ redemptions, Assets	[2]	(44)	(16)
Settlements, Assets
Foreign exchange movements, Assets		(4)	1
Transfers into Level 3, Assets	[3]	39	14
Transfers out of Level 3, Assets	[3]	(6)	(5)
Ending balance, Assets		70	66
Collateralized agreements [Member]
Assets [Abstract]
Beginning balance, Assets		5
Total gains (losses) recognized in net revenue, Assets	[1]	0	0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]
Sales/ redemptions, Assets	[2]
Settlements, Assets
Foreign exchange movements, Assets		0	0
Transfers into Level 3, Assets	[3]		5
Transfers out of Level 3, Assets	[3]
Ending balance, Assets		5	5
Non-trading debt securities [Member]
Assets [Abstract]
Beginning balance, Assets			0
Total gains (losses) recognized in net revenue, Assets	[1]		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]
Sales/ redemptions, Assets	[2]		0
Settlements, Assets
Foreign exchange movements, Assets			0
Transfers into Level 3, Assets	[3]
Transfers out of Level 3, Assets	[3]
Other [Member]
Assets [Abstract]
Beginning balance, Assets		163	57
Total gains (losses) recognized in net revenue, Assets	[1]	15	(5)
Total gains (losses) recognized in other comprehensive income, Assets		0	0
Purchases/ issues, Assets	[2]	4	108
Sales/ redemptions, Assets	[2]	(6)	(4)
Settlements, Assets
Foreign exchange movements, Assets		(7)	10
Transfers into Level 3, Assets	[3]	0	7
Transfers out of Level 3, Assets	[3]	0	(10)
Ending balance, Assets		169	163
Trading liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		2	3
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	4	8
Sales/ redemptions, Liabilities	[2]	(3)	(7)
Settlements, Liabilities			0
Foreign exchange movements, Liabilities		0	0
Transfers into Level 3, Liabilities	[3]	1	3
Transfers out of Level 3, Liabilities	[3]	(3)	(5)
Ending balance, Liabilities		1	2
Trading liabilities [Member] | Equities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		1	0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	3	4
Sales/ redemptions, Liabilities	[2]	(1)	(3)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0
Transfers into Level 3, Liabilities	[3]	1	3
Transfers out of Level 3, Liabilities	[3]	(3)	(3)
Ending balance, Liabilities		1	1
Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0	3
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0	0
Sales/ redemptions, Liabilities	[2]	0	(1)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0
Transfers into Level 3, Liabilities	[3]	0	0
Transfers out of Level 3, Liabilities	[3]	0	(2)
Ending balance, Liabilities		0	0
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		1
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	1	4
Sales/ redemptions, Liabilities	[2]	(2)	(3)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0
Transfers into Level 3, Liabilities	[3]
Transfers out of Level 3, Liabilities	[3]		0
Ending balance, Liabilities		0	1
Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0	0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0	0
Sales/ redemptions, Liabilities	[2]	0	0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0	0
Transfers into Level 3, Liabilities	[3]	0
Transfers out of Level 3, Liabilities	[3]	0	0
Ending balance, Liabilities		0	0
Short-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		70	21
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	0
Total gains (losses) recognized in other comprehensive income, Liabilities		0	0
Purchases/ issues, Liabilities	[2]	89	87
Sales/ redemptions, Liabilities	[2]	(105)	(38)
Settlements, Liabilities
Foreign exchange movements, Liabilities		(1)	(3)
Transfers into Level 3, Liabilities	[3]	1	7
Transfers out of Level 3, Liabilities	[3]	(37)	(4)
Ending balance, Liabilities		17	70
Payables and deposits [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0	0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	(1)	0
Sales/ redemptions, Liabilities	[2]	0	0
Settlements, Liabilities
Foreign exchange movements, Liabilities
Transfers into Level 3, Liabilities	[3]
Transfers out of Level 3, Liabilities	[3]		0
Ending balance, Liabilities		(1)	0
Collateralized financing [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		3
Total gains (losses) recognized in net revenue, Liabilities	[1]
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	3	3
Sales/ redemptions, Liabilities	[2]	(3)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0
Transfers into Level 3, Liabilities	[3]
Transfers out of Level 3, Liabilities	[3]
Ending balance, Liabilities		3	3
Long-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		410	331
Total gains (losses) recognized in net revenue, Liabilities	[1]	13	9
Total gains (losses) recognized in other comprehensive income, Liabilities		4	(4)
Purchases/ issues, Liabilities	[2]	258	190
Sales/ redemptions, Liabilities	[2]	(150)	(113)
Settlements, Liabilities
Foreign exchange movements, Liabilities		(1)	0
Transfers into Level 3, Liabilities	[3]	56	132
Transfers out of Level 3, Liabilities	[3]	(127)	(125)
Ending balance, Liabilities		429	410
Other liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		1	2
Total gains (losses) recognized in net revenue, Liabilities	[1]	1	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	1	1
Sales/ redemptions, Liabilities	[2]	0	(1)
Settlements, Liabilities			(2)
Foreign exchange movements, Liabilities		0	0
Transfers into Level 3, Liabilities	[3]	0	1
Transfers out of Level 3, Liabilities	[3]	0	0
Ending balance, Liabilities		¥ 1	¥ 1

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity investments, and also within Gain on investments in equity securities, Revenue-Other and Non-interest expenses-Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
[3]	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 is the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3, all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level, all gains/ (losses) during the quarter are excluded from the table.
[4]	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.